Deposits	12 Months Ended
Mar. 31, 2011
Deposits

16. Deposits

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2010 and 2011 were as follows:

	As of March 31,
	2010		2011		2011
	(In millions)
Interest-bearing:
Savings deposits	Rs.	498,656.6	Rs.	634,476.8	US$	14,245.1
Time deposits		802,389.4		984,806.8		22,110.6

Total interest-bearing deposits		1,301,046.0		1,619,283.6		36,355.7
Non-interest bearing deposits		371,354.3		462,845.4		10,391.7

Total	Rs.	1,672,400.3	Rs.	2,082,129.0	US$	46,747.4

As of March 31, 2010 and March 31, 2011, time deposits of Rs. 630,337.1 million and Rs. 760,749.9million, respectively, had a residual maturity of less than one year. The remaining deposits mature between one and ten years.

As of March 31, 2010 and March 31, 2011, time deposits in excess of Rs.0.1 million aggregated Rs. 678,013.4 million and Rs.872,241.2 million, respectively.

As of March 31, 2011, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2011
	(In millions)
Due to mature in the fiscal year ending March 31:
2012	Rs.	760,749.9	US$	17,080.2
2013		174,027.3		3,907.2
2014		39,307.1		882.5
2015		2,455.2		55.1
2016		5,530.8		124.2
Thereafter		2,736.5		61.4

Total	Rs.	984,806.8	US$	22,110.6